BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Income and Cash Flow [Member]
Exchange rate	6.8099	7.0307	6.9255	6.7457
Balance Sheet [Member]
Exchange rate	6.5402	7.0795	7.0795	6.8747